Financial Instruments - Fair values and financial risk management - Amounts recognised in profit or loss and other comprehensive income (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments-Fair values and financial risk management
Unrealised Currency Gain/(Loss)	$ 58		$ 14	$ 2
Realised Currency Gain/(Loss)	(56)	$ (8)	1	(1)
Foreign Currency Gain (Loss) recognized in profit or loss and other comprehensive income	$ 2	$ (8)	$ 15	$ 1